Geographical Sales	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
Note 17 - Geographical Sales

Geographical distribution of sales consisted of the following for the nine and three months ended September 30, 2012 and 2011 (unaudited):

	For nine months ended September 30,		For three months ended September 30,
Geographical Areas	2012	2011	2012	2011

China*	$12,621,420	$7,639,488	$5,016,574	$2,685,583
North America	18,282,841	8,836,430	7,822,570	5,058,940
Asia**	715,410	485,839	322,495	177,949
Europe	11,747,812	7,540,789	4,868,838	2,631,431
Australia	522,507	590,796	238,139	283,540
Hong Kong	625,253	376,725	105,307	148,600
Other countries	1,835,949	609,627	830,954	201,431

	$46,351,192	$26,079,694	$19,204,877	$11,187,474

* excluding Hong Kong

** excluding China

Note 17 - Geographical Sales

Geographical distribution of sales consisted of the following for the years ended December 31, 2011 and 2010:

Geographical Areas	2011	2010
North America	$19,140,472	$2,933,829
Europe	10,743,066	14,059,678
China	10,320,513	8,349,254
Australia	837,684	1,064,426
Other countries	765,004	274,584
Asia	713,683	1,266,273
Hong Kong	641,604	870,938

	$43,162,026	$28,818,982